Congress Large Cap Growth Fund Retail: CAMLX Institutional: CMLIX (the "Fund")

a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated December 20, 2021 to the
Statutory Prospectus (“Prospectus”) dated February 28, 2021

Effective January 1, 2022, Matthew Lagan, serves as a portfolio manager of the Fund. Daniel A. Lagan will continue to serve as a portfolio manager to the Fund.

1.The section titled "Summary Section - Congress Large Cap Growth Fund - Portfolio Managers" on page 13 of the Prospectus is deleted and replaced with the following:

Portfolio Managers
Daniel A. Lagan, CFA, President, Advisor; Portfolio Manager for the Fund since March 31, 2009.
Matthew Lagan, CFA, Portfolio Manager for the Fund, since January 1, 2022.

2.     The following information is added to the table in the section titled "Management of the Funds" beginning on page 26 of the Prospectus:

Portfolio Manager/Fund	Bio
Matthew Lagan Congress Large Cap Growth Fund Since 2021
Matt has been with Congress Asset Management since 2003. He chairs the firm’s Impact Investing Investment Committee, and co-chairs the Large Cap Growth Investment Committee. He is also a member of the SMid Core Opportunity Investment Committee. Since 2013, he has been a member of the Management Committee, which formulates the firm’s overall strategic direction. Matt is a CFA charterholder, and a member of the CFA Society Boston and the CFA Institute.
Education:
M.B.A., University College Dublin
B.S., Bridgewater State College

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Please retain this supplement with your Prospectus.

Congress Large Cap Growth Fund Retail: CAMLX Institutional: CMLIX (the "Fund")

a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated December 20, 2021 to the
Statement of Additional Information (“SAI”) dated February 28, 2021

Effective January 1, 2022, Matthew Lagan, serves as a portfolio manager of the Fund. Daniel A. Lagan will continue to serve as a portfolio manager to the Fund.

1. The following information is added to the table in the section titled "The Funds' Investment Advisor" beginning on page 28 of the SAI:

The following provides information regarding other accounts managed by Matthew Lagan as of October 31, 2021:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	37	$58,824,463	0	0

2. The following information is added to the table in the section titled "The Funds' Investment Advisor" beginning on page 29 of the SAI:

Amount Invested Key
A.	None
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	$100,001-$500,000
F.	$500,001-$1,000,000
G.	Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in the each Fund
	Mid Cap Fund	Large Cap Fund	Small Cap Fund
Matthew Lagan*	A	F	E
*Matthew Lagan's information is as of October 31, 2021.
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Please retain this supplement with you SAI.